Debt (Details Textual) (USD $)	0 Months Ended		1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 04, 2012	Mar. 04, 2011	Nov. 30, 2012	Oct. 31, 2011	Aug. 31, 2011	Mar. 17, 2011	Feb. 26, 2011	Apr. 30, 2010 Unit Officers	Jun. 30, 2013	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 21, 2012	Nov. 13, 2012	Mar. 12, 2011	Apr. 26, 2010
Debt (Textual)
Line of credit	$ 500,000																		$ 1,000,000
Number of officers who provided guarantees for debt								2
Number of shareholders who secured debt by guarantee								1
Interest rate description													Prime rate, plus 0%, but at no time would the applicable interest rate be less than 3.25%.
Line of credit facility, interest rate in addition to prime rate								0.00%
Line of credit facility interest rate minimum								3.25%
Number of shares of common stock pledged by Mr. Brock													1,000,000
Number of common stock issuable for guarantors warrants													1,450,000
Per share value of common stock issuable under warrants			$ 1.67										$ 5.00
Investment Warrants, Term													10 years
Incremental vesting schedule in tranches of shares under each warrant													6 months
Percentage incremental vesting schedule in tranches of shares under each warrant													25.00%
Non-cash expense for warrant Issuance															6,235,000
Line of credit, amount payable									1,018,500		1,018,500		748,500					1,012,421
Payment for interest							10,976
Line of credit interest rate	10.00%	9.25%
Increased line of credit interest rate		6.00%
Payment of credit card debt						25,351
Payment of principal balance of the Company's working capital revolving credit line						1,000,000
Gain on the extinguishment of the line of credit debt										1,000,000
Loan from Canandaigua National Bank					44,748
Term of loan				36 months	60 months
Annual interest rate				6.76%	4.99%
Monthly payments of loan				279	844
Lease of office equipment				9,068
Working capital revolving line of credit	500,000															1,250,000	750,000
Line of credit maturity date											Dec. 21, 2014		Dec. 21, 2013
Warrants issued to purchase common stock									1,250,000		1,250,000		1,250,000
Warrants purchase common stock varying prices minimum (Per share)											$ 1.38		$ 1.38
Warrants purchase common stock varying prices maximum (Per share)											$ 1.62		$ 1.62
Term of warrants											10 years
Warrants vesting period											1 year		1 year
Fair market value of warrants									1,839,250		1,839,250
Issuance of warrants with revolving line of credit facility													1,839,250
Deferred debt discount									820,750		820,750		1,090,750	0
Amortization of debt discount									$ 154,702		$ 354,554	$ 0	$ 166,513	$ 0